Document and Entity Information	Nov. 04, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	HECLA MINING COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08491
Entity Tax Identification Number	77-0664171
Entity Address, Address Line One	6500 North Mineral Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Coeur D'Alene
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83815-9408
City Area Code	208
Local Phone Number	769-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000719413
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock
Trading Symbol	HL-PB
Security Exchange Name	NYSE
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	HL
Security Exchange Name	NYSE